                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ] Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Phoenix Variable Advisors, Inc.
Address: One American Row,
         Hartford, CT 06102-5056

Form 13F File Number: 028-10577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John H. Beers
Title: Vice President and Secretary
Phone: (860) 403-5050

Signature, Place, and Date of Signing:

   /s/ John H. Beers              Hartford, CT            February 13, 2008
------------------------  ---------------------------    -------------------
      [Signature]                 [City, State]                [Date]

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Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number      Manager:
--------------------      ---------------------------------------------
028-11020                 Aberdeen Asset Management, Inc.
028-02321                 Alliance Bernstein, L.P.
028-00869                 Fred Alger Management, Inc.
028-01420                 Duff & Phelps Investment Management Co.
028-12511                 Goodwin Capital Advisers, Inc.
028-04529                 Harris Investment Management, Inc.
028-11866                 Morgan Stanley Investment Inc. dba Van Kampen
028-00595                 Neuberger Berman Management, Inc.
028-00085                 Phoenix Investment Counsel, Inc.


                             Form 13F Summary Page

                                Report Summary:


Form 13F Information Table Entry Total:             21

Form 13F Information Table Value Total: $86,095,084.51

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                                   FORM 13F
              REPORTING MANAGER: PHOENIX VARIABLE ADVISORS, INC.
                    FOR THE QUARTER ENDED DECEMBER 31, 2007

ITEM 1                     ITEM 2   ITEM 3      ITEM 4           ITEM 5         ITEM 6    ITEM 7        ITEM 8
------                    -------- --------- ------------- ------------------ ---------- -------- -------------------
                                                                                                   VOTING AUTHORITY
                                                                                                  -------------------
                                                            SHARES
                                                 FAIR         OR
                          TITLE OF  CUSIP       MARKET     PRINCIPAL SH/ PUT/ INVESTMENT           SOLE   SHARED NONE
NAME OF ISSUER             CLASS    NUMBER      VALUE       AMOUNT   PRN CALL DISCRETION MANAGERS  (A)     (B)   (C)
--------------            -------- --------- ------------- --------- --- ---- ---------- -------- ------- ------ ----
UTILITIES SELECT SECTOR
  INDEX..................  COMMON  81369Y886  2,713,776.30   64,110  SH         64,110      1      64,110
TECHNOLOGY SELECT SECTOR
  SPDR FUND..............  COMMON  81369Y803  8,451,726.54  317,019  SH        317,019      1     317,019
INDUSTRIAL SELECT SECTOR
  SPDR FUND..............  COMMON  81369Y704  5,636,103.00  143,925  SH        143,925      1     143,925
CONSUMER DISCRETIONARY
  SELECT SECTOR SPDR FUND  COMMON  81369Y407  1,612,698.60   49,318  SH         49,318      1      49,318
ENERGY SELECT SECTOR
  SPDR FUND..............  COMMON  81369Y506  5,097,761.40   64,244  SH         64,244      1      64,244
FINANCIAL SELECT SECTOR
  SPDR FUND..............  COMMON  81369Y605  5,357,402.05  185,185  SH        185,185      1     185,185
MATERIALS SELECT SECTOR
  SPDR TRUST.............  COMMON  81369Y100  2,312,682.00   55,460  SH         55,460      1      55,460
HEALTH CARE SELECT
  SECTOR SPDR FUND.......  COMMON  81369Y209  4,319,825.40  122,340  SH        122,340      1     122,340
CONSUMER STAPLES SELECT
  SECTOR SPDR FUND.......  COMMON  81369Y308  5,195,692.80  180,406  SH        180,406      1     180,406
ISHARES DJ U.S.
  TELECOMMUNICATIONS
  SECTOR INDEX FUND......  COMMON  464287713  2,724,991.20   92,310  SH         92,310      1      92,310
ISHARES S&P EUROPE 350
  Index Fund.............  COMMON  464287861  6,644,014.30   57,910  SH         57,910      1      57,910
ISHARES LEHMAN SHORT
  TREASURY BOND FUND.....  COMMON  464288679 12,409,055.20  113,180  SH        113,180      1     113,180
ISHARES JAPAN IDX FD.....  COMMON  464286848  1,617,367.50  122,250  SH        122,250      1     122,250
ISHARES MSCI EMERGING
  MKT INDEX..............  COMMON  464287234  5,618,214.00   37,380  SH         37,380      1      37,380
ISHARES S&P LATIN
  AMERICAN 40 INDEX FUND.  COMMON  464287390  2,709,105.30   10,890  SH         10,890      1      10,890
ISHARES LEHMAN 3-7 YEAR
  TREASURY BOND FUND.....  COMMON  464288661  1,592,813.75   15,125  SH         15,125      1      15,125
ISHARES LEHMAN 10-20
  YEAR TREASURY BOND FUND  COMMON  464288653    689,587.20    6,570  SH          6,570      1       6,570
ISHARES LEHMAN 20+ YEAR
  TREASURY BOND FUND.....  COMMON  464287432    616,921.50    6,630  SH          6,630      1       6,630
ISHARES LEHMAN 7-10 YEAR
  TREASURY BOND FUND.....  COMMON  464287440  1,325,002.00   15,265  SH         15,265      1      15,265
ISHARES LEHMAN 1-3 YEAR
  TREASURY BOND FUND.....  COMMON  464287457  8,744,456.75  106,445  SH        106,445      1     106,445
ISHARES IBOXX $ INVESTMT.  COMMON  464287242    705,887.72    6,733  SH          6,733      1       6,733
                                             86,095,084.51